Subsequent Events (Details) - USD ($) $ in Thousands				1 Months Ended	6 Months Ended	11 Months Ended
	Mar. 20, 2023	Mar. 08, 2023	Jun. 16, 2022	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events
Repayment of notes payable					$ 10,000
Number of Class A shares issued						3,547
Gross proceeds			$ 65,000
Hydra, LLC
Subsequent Events
Percentage of redemption of the face amount of the Note, plus accrued interest						120.00%
Subsequent Events
Subsequent Events
Granted				14,420
Gross proceeds	$ 65,000
Subsequent Events | Series A one convertible preferred shares
Subsequent Events
Number of Class A shares issued				2,479
Subsequent Events | Restricted stock units ("RSUs")
Subsequent Events
Awards granted				4,626
Subsequent Events | Hydra, LLC
Subsequent Events
Percentage of repayment on waiving of acceleration right		125.00%
Repayment of notes payable		$ 10,000